Form N-1A Cover	Mar. 28, 2025
Prospectus [Line Items]
Document Effective Date	Mar. 28, 2025
Document Creation Date	Mar. 28, 2025
Document Type	497
Amendment Flag	false
Registrant Name	Unified Series Trust
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 28, 2025
Prospectus Date	Mar. 28, 2025